Shareholders' equity	12 Months Ended
Mar. 31, 2025
Stockholders' Equity [Abstract]
Shareholders' equity
17. Shareholders’ equity:
The following table presents changes in shares of NHI shares outstanding for the years ended March 31, 2023, 2024 and 2025.

	Number of Shares
	Year ended March 31
	2023	2024	2025
Common stock outstanding at beginning of year	3,017,804,012	3,003,679,324	2,970,755,160
Decrease of common stock by cancellation of treasury stock	—	(70,000,000)	—
Common stock held in treasury:
Repurchases of common stock	(50,016,744)	(80,617,143)	(63,523,657)
Sales of common stock	296	534	115
Common stock issued to employees	35,900,087	47,695,273	48,981,222
Cancellation of treasury stock	—	70,000,000	—
Other net change in treasury stock	(8,327)	(2,828)	(1,875)

Common stock outstanding at end of year	3,003,679,324	2,970,755,160	2,956,210,965

The amount available for dividends and acquisition of treasury stock is subject to restrictions imposed by the Companies Act. Additional paid-in
capital and retained earnings include amounts which the Companies Act prohibits for the use of dividends and acquisition of treasury stock. As of March 31, 2023, 2024 and 2025, the amounts available for distributions were ¥1,425,642 million, ¥1,418,959 million and ¥1,405,134 million, respectively. These amounts are based on the amounts recorded in the Company’s unconsolidated financial statements maintained in accordance with accounting principles and practices prevailing in Japan. U.S. GAAP adjustments incorporated in these consolidated financial statements but not recorded in the Company’s unconsolidated financial statements have no effect on the determination of the amounts available for distributions under the Companies Act.
Dividends on
NHI shares
per share for the years ended March 31, 2023, 2024 and 2025 were ¥17.0, ¥23.0 and ¥57.0, respectively. Dividend for the year ended March 31
,
2025 includes a commemorative dividend of ¥10.0 per share in celebration of the company’s 100th anniversary on December 25, 2025.
On April 26, 2022, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article
459-1
of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 50,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥30,000 million and (c) the share buyback ran
from May 17, 2022 to March 31, 2023. Under this repurchase program, the Company repurchased 50,000,000 shares of common stock at a cost of ¥24,719 million.
On April 26, 2023, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article
459-1
of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 35,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥20,000 million and (c) the share buyback ran
from May 16, 2023 to March 29, 2024. Under this repurchase program, the Company repurchased 34,368,500 shares of common stock at a cost of ¥20,000 million.
During the year ended March 31, 2024, due to the cancellation of treasury stock on June 1, 2023, total number of issued shares and treasury stock decreased by 70,000,000 shares, respectively.
On January 31, 2024, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article
459-1
of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 125,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥100,000 million and (c) the share buyback ran
from February 16, 2024 to September 30, 2024. Under this repurchase program, the Company repurchased 109,726,600 shares of common stock at a cost of ¥100,000 million.
In addition to the above, the change in common stock held in treasury includes the change in common stock issued to employees under stock-based compensation plans, common stock held by affiliated companies, common stock sold to enable shareholders to hold round lots of the 100 share minimum tradable quantity
(adding-to-holdings
requests) or common stock acquired to create round lots or eliminate odd lots.
Subsequent Events
On April 25, 2025, the Board of Directors of the Company approved a resolution to set up a share buyback program, pursuant to the company’s articles of incorporation set out in accordance with Article 459-1 of the Companies Act of Japan.

(1)	Reasons
To use the acquired treasury stock to raise capital efficiency and ensure a flexible capital management policy, and to deliver as stock-based compensation.

(2)	Contents of Buyback
a) Type of stock to be purchased Common Stock
b) Total number of stocks to be purchased
Upper limit of 100,000,000 shares (3.2% of outstanding shares)
c) Total amount of stocks
Maximum of 60,000 million yen
d) Term
May 15, 2025 to December 30, 2025
(Excluding the ten business days following the announcement of quarterly operating results)
e) Method
Purchase on the stock exchange via a trust bank
(The details of the trust agreement, including the timing to start the buyback, will be decided separately by a Representative Executive Officer or the CFO.